Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Property, Plant and Equipment, Useful Life [Table Text Block]

	Years
Land improvements	10	-	20
Buildings and improvements	30
Machinery & equipment	10	-	15
Office furniture	3	-	5
Vehicles	3	-	7
Computer software	3	-	5